Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2025		Mar. 31, 2024
Assets:
Cash and cash equivalents		¥ 1,206,573		¥ 1,032,810
Restricted Cash		115,410		152,497
Equity securities	[1]	626,910		597,601
Available-for-sale debt securities		2,607,637		2,665,478
Other Assets:
Derivative assets		43,675		25,490
Liabilities:
Short-term debt		549,680		574,095
Deposits		2,449,812		2,245,835
Policy liabilities and Policy account balances (Investment contracts)		1,948,047		1,892,510
Long-term debt		5,733,118		5,626,376
Other Liabilities:
Derivative liabilities		¥ 35,543		¥ 48,190
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Other Liabilities		Other Liabilities
Level 1
Assets:
Cash and cash equivalents		¥ 1,206,573		¥ 1,032,810
Restricted Cash		115,410		152,497
Installment loans (net of allowance for credit losses)		0		0
Equity securities		137,014	[2]	108,964	[3]
Available-for-sale debt securities		12,243		11,491
Other Assets:
Time deposits		0		0
Derivative assets	[4]
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		0		0
Accounts payable (Contingent consideration)		0		0
Other Liabilities:
Derivative liabilities	[4]
Level 2
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit losses)		42,940		163,536
Equity securities		119,466	[2]	143,786	[3]
Available-for-sale debt securities		2,377,740		2,334,690
Other Assets:
Time deposits		1,400		2,033
Derivative assets	[4]
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		549,680		574,095
Deposits		2,279,207		2,073,845
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		1,705,485		1,769,943
Accounts payable (Contingent consideration)		0		0
Other Liabilities:
Derivative liabilities	[4]
Level 3
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit losses)		3,975,689		3,736,152
Equity securities		162,210	[2]	162,857	[3]
Available-for-sale debt securities		217,654		319,297
Other Assets:
Time deposits		0		0
Derivative assets	[4]
Reinsurance recoverables (Investment contracts)		126,480		4,550
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		214,937		121,966
Long-term debt		3,973,343		3,824,945
Accounts payable (Contingent consideration)		15,259		14,136
Other Liabilities:
Derivative liabilities	[4]
Carrying amount
Assets:
Cash and cash equivalents		1,206,573		1,032,810
Restricted Cash		115,410		152,497
Installment loans (net of allowance for credit losses)		4,043,271		3,918,504
Equity securities		418,690	[2]	415,607	[3]
Available-for-sale debt securities		2,607,637		2,665,478
Other Assets:
Time deposits		1,400		2,033
Derivative assets	[4]	43,675		25,490
Reinsurance recoverables (Investment contracts)		138,441		4,592
Liabilities:
Short-term debt		549,680		574,095
Deposits		2,280,597		2,074,828
Policy liabilities and Policy account balances (Investment contracts)		237,702		122,686
Long-term debt		5,733,118		5,626,376
Accounts payable (Contingent consideration)		15,259		14,136
Other Liabilities:
Derivative liabilities	[4]	35,543		48,190
Estimated fair value
Assets:
Cash and cash equivalents		1,206,573		1,032,810
Restricted Cash		115,410		152,497
Installment loans (net of allowance for credit losses)		4,018,629		3,899,688
Equity securities		418,690	[2]	415,607	[3]
Available-for-sale debt securities		2,607,637		2,665,478
Other Assets:
Time deposits		1,400		2,033
Derivative assets	[4]	43,675		25,490
Reinsurance recoverables (Investment contracts)		126,480		4,550
Liabilities:
Short-term debt		549,680		574,095
Deposits		2,279,207		2,073,845
Policy liabilities and Policy account balances (Investment contracts)		214,937		121,966
Long-term debt		5,678,828		5,594,888
Accounts payable (Contingent consideration)		15,259		14,136
Other Liabilities:
Derivative liabilities	[4]	¥ 35,543		¥ 48,190

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥161,244 million and ¥132,313 million as of March 31, 2024 and 2025, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥26,945 million and ¥24,960 million as of March 31, 2024 and 2025, respectively.
[2]	The amount of ¥118,666 million of investment funds measured at net asset value per share is not included.
[3]	The amount of ¥85,280 million of investment funds measured at net asset value per share is not included.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”